CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		£ 2,602	£ 2,374		£ 2,370
Revaluation of investment properties		8	(46)		(230)
Allowance for loan losses		1,362	926	[1]	687	[1]
Write-off of allowance for loan losses, net of recoveries		(1,457)	(1,000)		(1,062)
Impairment charge relating to undrawn balances		(17)	(72)		(9)
Impairment of available-for-sale financial assets		1,380
Change in insurance contract liabilities			(1,520)		9,169
Other provision movements		(161)	(509)		(8)
Net charge (credit) in respect of defined benefit schemes		245	404		369
Unwind of discount on impairment allowances		(52)	(39)		(23)
Foreign exchange impact on balance sheet	[2]	420	(365)		209
Interest expense on subordinated liabilities		947	1,072		1,285
Loss (profit) on disposal of businesses		(107)	(1,010)
Other non-cash items		(295)	933		537
Total non-cash items		5,702	3,176		15,469
Contributions to defined benefit schemes		(1,069)	(868)		(587)
Payments in respect of payment protection insurance provision		(2,457)	(2,101)		(1,657)
Payments in respect of other regulatory provisions		(707)	(956)		(928)
Other			6
Total other items		(4,233)	(3,919)		(3,172)
Non-cash and other items		1,469	(743)		12,297
The Group [member] | Loans and Receivables [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		1,380	1,012		691
The Group [member] | Financial assets available-for-sale, category [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of available-for-sale financial assets		(1)	(14)		6
The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		1,245	1,031		932
Permanent diminution in value of investment in subsidiaries		159	92		302
Dividends received from subsidiary undertakings		(1,434)	(4,968)		(4,479)
Allowance for loan losses		503	504	[1]	462	[1]
Write-off of allowance for loan losses, net of recoveries		(759)	(608)		(475)
Impairment charge relating to undrawn balances		14	(46)		(3)
Other provision movements		(43)	(413)		(48)
Additional capital injections to subsidiaries		(53)	(72)		(149)
Net charge (credit) in respect of defined benefit schemes		131	196		165
Unwind of discount on impairment allowances		(32)	(33)		(37)
Foreign exchange impact on balance sheet	[2]	(230)	(130)		718
Interest expense on subordinated liabilities		657	654		664
Loss (profit) on disposal of businesses			21		(555)
Other non-cash items		(142)	990		1,181
Total non-cash items		998	(1,796)		(196)
Contributions to defined benefit schemes		(563)	(455)		(401)
Payments in respect of payment protection insurance provision		(1,156)	(1,057)		(946)
Payments in respect of other regulatory provisions		(229)	(302)		(430)
Total other items		(1,948)	(1,814)		(1,777)
Non-cash and other items		(950)	(3,610)		(1,973)
The Bank [member] | Loans and Receivables [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		490	553		465
The Bank [member] | Financial assets available-for-sale, category [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of available-for-sale financial assets		(1)	(2)
Payment Protection Insurance [member] | The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		1,795	1,395		1,300
Payment Protection Insurance [member] | The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		859	628		781
Other regulatory provisions [member] | The Group [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		395	561		865
Other regulatory provisions [member] | The Bank [member]
CASH FLOW STATEMENTS (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		£ 137	£ 311		£ 342

[1]	Restated, see note 1.
[2]	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.